Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
OPERATING ACTIVITIES
Net income	$ (289,457)	$ (219,572)
Items not involving cash:
Depreciation of property and equipment	5,236	7,100
Amortization of intangible assets	3,943	4,792
Stock-based compensation	32,342	48,571
Changes in operating working capital:
Decrease (Increase) in accounts receivable	(2,679)	16,004
Decrease (increase) in investment tax credits	220,674	(23,471)
Decrease (increase) in prepaid expenses	7,267	8,578
Increase (decrease) in accounts payable	656	13,507
Increase (decrease) in accrued liabilities	(20,753)	(2,139)
Increase (decrease) in deferred revenue	(74,971)	(26,096)
Cash flows provided by operating activities	(117,742)	(172,726)
INVESTING ACTIVITIES
Purchase of property and equipment	(5,237)	$ (5,913)
Purchase of investment	(111,990)
Cash flows used in investing activities	$ (117,227)	$ (5,913)
FINANCING ACTIVITIES
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	$ (97,219)	$ 66,350
Increase in cash and cash equivalents	(332,188)	(112,289)
Cash and cash equivalents, beginning of period	1,028,381	1,386,737
Cash and cash equivalents, end of period	$ 696,193	$ 1,274,448